Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
		December 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$91,159	91,159	126,740	126,740
Securities, available-for-sale	1, 2, 3	$102,774	102,774	114,258	114,258
Securities, held-to-maturity	2	$175,850	180,015	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,733	2,733	2,656	2,656
Loans-net	3	$1,441,455	1,505,003	1,276,426	1,308,531
Loan servicing assets	3	$3,221	3,382	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,292,510	1,292,510	1,148,406	1,148,406
Time deposits	3	$370,353	372,226	398,204	393,583
Borrowings	2	$4,296	4,312	0	0
Junior subordinated debentures	2	$51,547	51,547	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(6,162)	(6,162)	(4,415)	(4,415)
Letters of credit	2	$(192)	(192)	(233)	(233)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

		December 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$91,159	91,159	126,740	126,740
Securities, available-for-sale	1, 2, 3	$102,774	102,774	114,258	114,258
Securities, held-to-maturity	2	$175,850	180,015	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,733	2,733	2,656	2,656
Loans-net	3	$1,441,455	1,505,003	1,276,426	1,308,531
Loan servicing assets	3	$3,221	3,382	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,292,510	1,292,510	1,148,406	1,148,406
Time deposits	3	$370,353	372,226	398,204	393,583
Borrowings	2	$4,296	4,312	0	0
Junior subordinated debentures	2	$51,547	51,547	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(6,162)	(6,162)	(4,415)	(4,415)
Letters of credit	2	$(192)	(192)	(233)	(233)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.